Consolidated Statements Of Members' Equity	USD ($)
Beginning Balance at Dec. 31, 2012	$ 304,908
Consolidated Statements Of Members Equity
Capital contributions	740,468
Net loss	(2,577,263)
Ending Balance at Dec. 31, 2013	$ (1,531,887)
Consolidated Statements Of Members Equity
Capital contributions
Net loss	$ (4,151,367)
Ending Balance at Dec. 31, 2014	$ (5,683,254)